CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2014
Disclosure of objectives, policies and processes for managing capital [line items]
Current portion of long-term debt	$ 1,676		$ 1,034
Non-current portion of non-current borrowings	10,090		9,148
Total borrowings	11,766		10,182	$ 7,338
Deferred income tax liabilities, net	3,411		3,652
Equity	14,282		12,672	$ 8,763	$ 8,881
Capitalization, net	$ 29,459		$ 26,506
Debt to total capitalization	40.00%		38.00%
Terraform Global
Disclosure of objectives, policies and processes for managing capital [line items]
Non-current portion of non-current borrowings	$ 342
Total borrowings	$ 841
Borrowings, maturity	2031
Redemption of bonds par value option, percent		101.00%
Redemption of bonds par value actual, percent		107.00%